Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land and Improvements [Member] Minimum [Member]	Dec. 31, 2013 Land and Improvements [Member] Maximum [Member]	Dec. 31, 2013 Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2013 Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2013 Equipment [Member] Minimum [Member]	Dec. 31, 2013 Equipment [Member] Maximum [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Land and Improvements [Member]	Dec. 31, 2012 Successor [Member] Land and Improvements [Member]	Dec. 31, 2013 Successor [Member] Buildings and Improvements [Member]	Dec. 31, 2012 Successor [Member] Buildings and Improvements [Member]	Dec. 31, 2013 Successor [Member] Equipment [Member]	Dec. 31, 2012 Successor [Member] Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciable Life			5 years	10 years	5 years	40 years	3 years	15 years
Property, Plant and Equipment, Gross									$ 248,700,000	$ 215,300,000	$ 5,800,000	$ 6,000,000	$ 53,000,000	$ 44,700,000	$ 189,900,000	$ 164,600,000
Less accumulated depreciation									(79,900,000)	(55,100,000)
Property, Plant and Equipment, Net, Total	$ 168,772,000	$ 160,174,000							$ 168,772,000	$ 160,174,000